Utility Plant In Service	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Utility Plant In Service
UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2014	2013
	(In Thousands)
Production	$2,862,579	$2,743,677
Transmission	268,594	256,892
Distribution	1,323,190	1,283,391
General plant	203,660	194,792
Total utility plant in service	$4,658,023	$4,478,752

Substantially all of IPL’s property is subject to a  $1,155.3 million direct first mortgage lien, as of December 31, 2014, securing IPL’s first mortgage bonds. Property under capital leases as of December 31, 2014 and 2013 was insignificant. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2014 and 2013 were $636.8 million and $605.2 million, respectively and total contractually or legally required removal costs of utility plant in service at December 31, 2014 and 2013 were $59.1 million and $41.4 million, respectively. Please see Note 7, “ARO”  for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Utility Plant In Service
UTILITY PLANT IN SERVICE

The original cost of utility plant in service segregated by functional classifications follows:

	As of December 31,
	2014	2013
	(In Thousands)
Production	$2,862,579	$2,743,677
Transmission	268,594	256,892
Distribution	1,323,190	1,283,391
General plant	203,660	194,792
Total utility plant in service	$4,658,023	$4,478,752

Substantially all of IPL’s property is subject to a $1,155.3 million direct first mortgage lien, as of December 31, 2014, securing IPL’s first mortgage bonds. Property under capital leases as of December 31, 2014 and 2013 was insignificant. Total non-contractually or legally required removal costs of utility plant in service at December 31, 2014 and 2013 were $636.8 million and $605.2 million, respectively and total contractually or legally required removal costs of utility plant in service at December 31, 2014 and 2013 were $59.1 million and $41.4 million, respectively. Please see Note 7, “ARO”  for further information.

IPL anticipates material additional costs to comply with various pending and final federal legislation and regulations and it is IPL’s intent to seek recovery of any additional costs. The majority of the expenditures for construction projects designed to reduce SO2 and mercury emissions are recoverable from jurisdictional retail customers as part of IPL’s CCT projects; however, since jurisdictional retail rates are subject to regulatory approval, there can be no assurance that all costs will be recovered in rates.